Other Operating Expense in Excess of One Percent of Total Revenue (Detail) (Other Operating Expense, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Operating Expense
Component of Other Expense, Nonoperating [Line Items]
Security	$ 350,812	$ 338,418
Computer expenses	1,054,511	946,362
Audit and professional fees	1,002,264	865,853
Telephone expenses	159,583	152,275
FDIC insurance assessments	$ 1,010,325	$ 1,101,069